Other Long Term Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Long Term Liabilities
Pensions and other post-retirement benefits	$ 508	$ 598
Share-based compensation plans	334	339
Partnership liability	382	398
Deferred revenue	8	13
Libya Exploration and Production Sharing Agreement (EPSA) signature bonus		83
Emissions obligations	202	21
Unrealized losses on energy trading	25	10
Other	43	26
Other long term liabilities	1,502	1,488
Distribution to partners	63	65
Distribution to partners, interest component	47	49
Distribution to partners, principal component	$ 16	$ 16